NON-PUBLIC

13FCONP

9/1/05

United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment ( ); Amendment Number: _____
This Amendment (Check only one.): ( ) is a restatement
( ) adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: CREDIT SUISSE FIRST BOSTON, INC.
Address: 11 MADISON AVENUE
NEW YORK, NY 10010

CONFIDENTIAL TREATMENT EXPIRED

Form 13F File Number: 28-2205

This Form 13F is being filed by Credit Suisse First Boston, Inc., on behalf of Credit Suisse First Boston, a Swiss bank ("CSFB Bank"), and its subsidiaries identified on this report. The ultimate parent company of CSFB Bank is Credit Suisse Group.

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME: MICHAEL LUDWIG
TITLE: VICE PRESIDENT
PHONE: 212-538-3866

Signature, Place, and Date of Signing:

MICHAEL LUDWIG New York, New York
February 14, 2005
(Signature) (City, State)
(Date)

Report Type (Check only one.):

( ) 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

(   ) 13F NOTICE. (Check here if no holdings reported are in this report,
and all holdings are reported by other reporting manager(s).)

(X) 13F COMBINATION REPORT. (Check here if a portion of the holdings for
this reporting manager are reported in this report and a portion are reported
by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number	Name
1. 028-03702	Credit Suisse Asset Management LLC/NY
2. 028-10202	Credit Suisse Asset Management LTD/UK

<PAGE>

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 6373

Form 13F Information Table Value Total: $ 47,416,115 (thousands)

List of Other Included Managers:

	Form 13F File Number	Name
1.	28-	
2.	28-2205	Credit Suisse First Boston Management Corporation*
3.	28-2205	Credit Suisse First Boston LLC**
4.	28-	

* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned
subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned
subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

CONFIDENTIAL PROPRIETARY POSITIONS FORM 13F

Name of Reporting Manager CREDIT SUISSE FIRST BOSTON, INC

No.	Item 1: Name of Issuer	Item 2: Title of Class	Item: 3 CUSIP Number	Item 4: Fair Market Value	Item 5: Shares or Principal Amount	Item 6: Investment Discretion (a) sole	Item 6: (b) Shared as defined in Instr. V	Item 6: (c) Shared - other	Item 7: Managers see Instr. V	Item 8: Voting Authority (a) sole	Item 8: (b) Shared	Item 8: (c) none
1	BANKNORTH GROUP, INC.	COM	06646R107	$111,286,000	3,040,600		X		3	X		
2	GOLD FIELDS LTD NEW	COM	38059T106	$2,633,000	211,000		X		3	X		
3	GUIDANT CORP.	COM	401698105	$28,840,000	400,000		X		3	X		
4	SELECT MEDICAL CORP.	COM	816196109	$3,520,000	200,000		X		3	X		
5	VERITAS SOFTWARE CO.	COM	923436109	$13,538,000	475,000		X		3	X		
	AGGREGATE TOTAL			$159,817,000								

We request confidentiality for the above referenced securities until the date specified below:

Positions numbered 1 and 4: March 1, 2005
Positions numbered 2 and 5: April 30, 2005
Position numbered 3: August 31, 2005